Restricted financial assets	12 Months Ended
Dec. 31, 2020
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure Text Block

Note 23 Restricted and transferred financial assets

This Note provides information about restricted financial assets (Note 23a), transfers of financial assets (Note 23b and 23c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 23d).

a) Restricted financial assets

Restricted financial assets consist of assets pledged as collateral against an existing liability or contingent liability and other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.

Financial assets are mainly pledged as collateral in securities lending transactions, in repurchase transactions, against loans from Swiss mortgage institutions and in connection with the issuance of covered bonds. The Group generally enters into repurchase and securities lending arrangements under standard market agreements. For securities lending, the cash received as collateral may be more or less than the fair value of the securities loaned, depending on the nature of the transaction. For repurchase agreements, the fair value of the collateral sold under an agreement to repurchase is generally in excess of the cash borrowed. Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances of USD 12,456 million as of 31 December 2020 (31 December 2019: USD 11,206 million).

Other restricted financial assets include assets protected under client asset segregation rules, assets held by the Group’s insurance entities to back related liabilities to the policy holders, assets held in certain jurisdictions to comply with explicit minimum local asset maintenance requirements and assets held in consolidated bankruptcy remote entities, such as certain investment funds and other structured entities. The carrying amount of the liabilities associated with these other restricted financial assets is generally equal to the carrying amount of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.

Restricted financial assets
USD million	31.12.20	31.12.19
Financial assets pledged as collateral
Financial assets at fair value held for trading	64,367	56,415
of which: assets pledged as collateral that may be sold or repledged by counterparties	47,098	41,285
Loans and advances to customers	20,361	18,399
of which: mortgage loans[1]	18,191	18,399
Financial assets at fair value not held for trading	2,140	188
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,140	188
Debt securities classified as Other financial assets measured at amortized cost	2,506	1,212
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,506	1,212
Financial assets measured at fair value through other comprehensive income	149	0
of which: assets pledged as collateral that may be sold or repledged by counterparties	149	0
Total financial assets pledged as collateral[2]	89,523	76,215

Other restricted financial assets
Loans and advances to banks	3,730	3,131
Financial assets at fair value held for trading	741	242
Cash collateral receivables on derivative instruments	3,765	2,986
Loans and advances to customers	756	620
Financial assets at fair value not held for trading	23,243	29,676
Financial assets measured at fair value through other comprehensive income	0	176
Other	110	379
Total other restricted financial assets	32,345	37,210
Total financial assets pledged and other restricted financial assets	121,868	113,425
1 All related to mortgage loans that serve as collateral for existing liabilities toward Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 2.7 billion for 31 December 2020 (31 December 2019: approximately USD 6.3 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2020: USD 1.3 billion; 31 December 2019: USD 0.6 billion).

In addition to restrictions on financial assets, UBS Group AG and its subsidiaries are, in certain cases, subject to regulatory requirements that affect the transfer of dividends and capital within the Group, as well as intercompany lending. Supervisory authorities also may require entities to measure capital and leverage ratios on a stressed basis, such as the Federal Reserve Board’s Comprehensive Capital Analysis and Review (CCAR) process, which may limit the relevant subsidiaries’ ability to make distributions of capital based on the results of those tests.

Supervisory authorities generally have discretion to impose higher requirements or to otherwise limit the activities of subsidiaries.

Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can also be the result of different legal, regulatory, contractual, entity- or country-specific arrangements and / or requirements.

›Refer to the “Financial and regulatory key figures for our significant regulated subsidiaries and sub-groups” section of this report for financial information about significant regulated subsidiaries of the Group

UBS AG
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure Text Block

Note 23 Restricted and transferred financial assets

This Note provides information about restricted financial assets (Note 23a), transfers of financial assets (Note 23b and 23c) and financial assets that are received as collateral with the right to resell or repledge these assets (Note 23d).

a) Restricted financial assets

Restricted financial assets consist of assets pledged as collateral against an existing liability or contingent liability and other assets that are otherwise explicitly restricted such that they cannot be used to secure funding.

Financial assets are mainly pledged as collateral in securities lending transactions, in repurchase transactions, against loans from Swiss mortgage institutions and in connection with the issuance of covered bonds. UBS AG generally enters into repurchase and securities lending arrangements under standard market agreements. For securities lending, the cash received as collateral may be more or less than the fair value of the securities loaned, depending on the nature of the transaction. For repurchase agreements, the fair value of the collateral sold under an agreement to repurchase is generally in excess of the cash borrowed. Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances of USD 12,456 million as of 31 December 2020 (31 December 2019: USD 11,206 million).

Other restricted financial assets include assets protected under client asset segregation rules, assets held by UBS AG’s insurance entities to back related liabilities to the policy holders, assets held in certain jurisdictions to comply with explicit minimum local asset maintenance requirements and assets held in consolidated bankruptcy remote entities, such as certain investment funds and other structured entities. The carrying amount of the liabilities associated with these other restricted financial assets is generally equal to the carrying amount of the assets, with the exception of assets held to comply with local asset maintenance requirements, for which the associated liabilities are greater.

Restricted financial assets
USD million	31.12.20	31.12.19
Financial assets pledged as collateral
Financial assets at fair value held for trading	64,418	56,548
of which: assets pledged as collateral that may be sold or repledged by counterparties	47,098	41,285
Loans and advances to customers	20,361	18,399
of which: mortgage loans[1]	18,191	18,399
Financial assets at fair value not held for trading	2,140	188
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,140	188
Debt securities classified as Other financial assets measured at amortized cost	2,506	1,212
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,506	1,212
Financial assets measured at fair value through other comprehensive income	149	0
of which: assets pledged as collateral that may be sold or repledged by counterparties	149	0
Total financial assets pledged as collateral[2]	89,574	76,347

Other restricted financial assets
Loans and advances to banks	3,730	2,353
Financial assets at fair value held for trading	741	242
Cash collateral receivables on derivative instruments	3,765	2,986
Loans and advances to customers	756	620
Financial assets at fair value not held for trading	22,917	29,368
Financial assets measured at fair value through other comprehensive income	0	176
Other	110	382
Total other restricted financial assets	32,019	36,126
Total financial assets pledged and other restricted financial assets	121,593	112,474
1 All related to mortgage loans that serve as collateral for existing liabilities toward Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 2.7 billion for 31 December 2020 (31 December 2019: approximately USD 6.3 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2020: USD 1.3 billion; 31 December 2019: USD 0.6 billion).

In addition to restrictions on financial assets, UBS AG and its subsidiaries are, in certain cases, subject to regulatory requirements that affect the transfer of dividends and capital within UBS AG, as well as intercompany lending. Supervisory authorities also may require entities to measure capital and leverage ratios on a stressed basis, such as the Federal Reserve Board’s Comprehensive Capital Analysis and Review (CCAR) process, which may limit the relevant subsidiaries’ ability to make distributions of capital based on the results of those tests.

Supervisory authorities generally have discretion to impose higher requirements or to otherwise limit the activities of subsidiaries.

Non-regulated subsidiaries are generally not subject to such requirements and transfer restrictions. However, restrictions can also be the result of different legal, regulatory, contractual, entity- or country-specific arrangements and / or requirements.

›› Refer to the “Financial and regulatory key figures for our significant regulated subsidiaries and sub-groups” section of this report for financial information about significant regulated subsidiaries of UBS AG